INCOME TAXES - Disclosure of detailed information about deferred income tax asset (liability) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Deferred tax assets	$ 7,062,674	$ 6,272,316
Unrecognized deferred tax assets	(6,687,911)	(5,948,679)
Deferred tax liabilities	(831,686)	(791,705)
Net deferred income tax liabilities	(456,923)	(468,068)
Mineral expenditures and other capital assets [Member]
Deferred tax assets:
Deferred tax assets	1,043,664	1,046,832
Share issue costs [Member]
Deferred tax assets:
Deferred tax assets	403,497	425,231
Non-capital losses and others [Member]
Deferred tax assets:
Deferred tax assets	$ 5,615,513	$ 4,800,253